Provisions and contingent liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Provisions and contingent liabilities
19	Provisions and contingent liabilities
Tax and Social Security
In 2017 and 2018, the Company’s subsidiaries Patria Investimentos Ltda. (“PILTDA”) and Patria Infraestrutura Gestão de Recursos Ltda. (“PINFRA”), that was subsequently merged into PILTDA on September 30, 2020 (see note 5(o)), became involved in administrative proceedings, in which the entities defend the exemption of municipal tax over services (“ISS”). In 2019 Municipality of São Paulo obtained a favorable judgment; however, these administrative proceedings gave rise to judicial lawsuits, for which decisions are still pending. As of December 31, 2021, management assisted by external legal counsel assessed the risk of loss relating to these lawsuits as possible and evaluated the potential loss for PILTDA as US$

2,135
(US$
1,926
as of December
31
,
2020)
and for PINFRA as US$
2,329
(US$
681
as of December
31
,
2020)
.
During January 2020, PILTDA received infraction notices in the amount of approximately US$ 4,763 as of December 31, 2021 (US$ 4,956 as of December 31, 2020) related to Social Contributions on Gross Revenue (PIS and COFINS) and in the amount of approximately US$ 1,845 (US$ 1,923 as of December 31, 2020) related to labor taxes (“Social Security Contributions”), for which external legal counsel assessed the risk of loss relating to these lawsuits as possible.

Labor
In 2019, PILTDA became involved in employment lawsuits with the risk of loss considered possible by external legal counsel. As of December 31, 2021, the potential loss was US$ 37 (US$ 36 as of December 31, 2020), for which liability has not been recognized.
For the years covered by these financial statements, the Group was not directly involved in lawsuits for which the possibility of loss was probable. Therefore, no provision was recorded pursuant to IAS 37 (Provisions, Contingent Liabilities, and Contingent Assets) relating to any of the above matters.